SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS
SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS

35.    SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS

The Company is controlled by Chinalco, the parent company and a state-owned enterprise established in Mainland China. Chinalco itself is controlled by the PRC government, which also owns a significant portion of the productive assets in Mainland China. In accordance with IAS 24 Related Party Disclosures, government-related entities and their subsidiaries, directly or indirectly controlled, jointly controlled or significantly influenced by the PRC government, are defined as related parties of the Group. On that basis, related parties include Chinalco and its subsidiaries (other than the Group), other government-related entities and their subsidiaries (“other state-owned enterprises”), other entities and corporations over which the Company is able to control or exercise significant influence and key management personnel of the Company and Chinalco as well as their close family members.

For the purposes of the related party transaction disclosures, the directors of the Company consider that meaningful information in respect of related party transactions has been adequately disclosed.

In addition to the related party information and transactions disclosed elsewhere in the consolidated financial statements, the following is a summary of significant related party transactions in the ordinary course of business between the Group and its related parties during the year.

(a)      Significant related party transactions

	Note	2016	2017	2018
Sales of goods and services rendered:
Sales of materials and finished goods to:	(i)
Chinalco and its subsidiaries	(ix)	10,319,958	10,658,507	11,248,625
Associates of Chinalco		688,308	682,992	897,642
Joint ventures		648,145	2,031,159	4,462,670
Associates		605,449	724,658	2,626,780

		12,261,860	14,097,316	19,235,717

Provision of engineering, construction and supervisory services to:	(iii)
Chinalco and its subsidiaries	(ix)	101,323	77,095	5,981
Joint ventures		41,423	2,046	—
Associates		—	—	1,725

		142,746	79,141	7,706

Provision of utility services to:	(ii)
Chinalco and its subsidiaries	(ix)	567,628	581,566	620,552
Associates of Chinalco		4,444	8,776	15,719
Joint ventures		3,031	118,280	186,672
Associates		584	1,122	24,309

		575,687	709,744	847,252

Rental revenue of land use rights and buildings from:	(vi)
Chinalco and its subsidiaries	(ix)	33,231	40,875	31,551
Joint ventures		—	426	1,545
Associates			—	1,511
		33,231	41,301	34,607

Purchases of goods and services:

Purchases of engineering, construction and supervisory services from:	(iii)
Chinalco and its subsidiaries	(ix)	1,529,453	1,071,283	2,088,338
Joint ventures		—	—	2,100
Associates		—	134,072	405,993

		1,529,453	1,205,355	2,496,431

Purchases of key and auxiliary materials, equipment and finished goods from:	(iv)
Chinalco and its subsidiaries	(ix)	1,660,529	3,850,073	3,513,420
Associates of Chinalco			—	18,917
Joint ventures		3,799,116	6,516,087	8,182,251
Associates		31,413	1,175	2,108,072

		5,491,058	10,367,335	13,822,660

Provision of social services and logistics services by:	(v)
Chinalco and its subsidiaries	(ix)	307,354	326,830	312,062

Provision of utility services by:	(ii)
Chinalco and its subsidiaries	(ix)	686,474	1,412,722	992,827
Associates of Chinalco		—	—	96,510
Joint ventures		3,386	19,537	26,269
Associates		—	—	77,432

		689,860	1,432,259	1,193,038

	Notes	2016	2017	2018
Purchases of goods and services: (continued)

Provision of other services by:
A joint venture		151,552	269,204	226,280

Rental expenses for buildings and land use rights charged by:	(vi)
Chinalco and its subsidiaries	(ix)	511,001	509,848	501,866
Joint ventures		126	—	—

		511,127	509,848	501,866

Other significant related party transactions:

Borrowing from a subsidiary of Chinalco	(viii), (ix)	5,145,959	4,010,000	6,525,000

Interest expense on borrowings, discounted notes and factoring arrangement from subsidiaries of Chinalco		226,118	225,934	143,415

Entrusted loans and other borrowings to:
Joint ventures		212,400	500,000	—
Associates		—	1,100,000	—

		212,400	1,600,000	—

Interest income on entrusted loans and other borrowings:
Joint ventures		31,373	41,005	—
An associate		—	24,425	—

		31,373	65,430	—

Interest income from the unpaid disposal proceeds from:
Chinalco and its subsidiaries		246,149	117,587	—

Disposal of assets under a sale and leaseback contract to a subsidiary of Chinalco	(xi)	1,040,000	600,000	224,000

Finance lease under a sale and leaseback contract from a subsidiary of Chinalco	(xi), (ix)	1,040,036	600,036	224,000

Trade receivable factoring arrangement from a subsidiary of Chinalco	(ix)	—	1,570,000	470,101

Discounted notes receivable to a subsidiary of Chinalco	(viii)	40,200	523,253	756,000
Provision of financial guarantees to:
A joint venture	(x)	24,245	18,350	12,450

Financial guarantees provided by:
Subsidiaries of Chinalco		23,000	4,000	—

All transactions with related parties were conducted at prices and on terms mutually agreed by the parties involved, which are determined as follows:

(i)

Sales of materials and finished goods comprised sales of alumina, primary aluminum, copper and scrap materials. Transactions entered into are covered by general agreements on a mutual provision of production supplies and ancillary services. The pricing policy is summarised below:

1.The price prescribed by the PRC government (“the state-prescribed price”) is adopted;

2.If there is no state-prescribed price, the state-guidance price is adopted;

3.If there is neither a state-prescribed price nor state-guidance price, then the market price (being price charged to and from independent third parties) is adopted; and

4.If none of the above is available, then a contractual price (being reasonable costs incurred in providing the relevant services plus not more than 5% of such costs) is adopted.

(ii)	Utility services, including electricity, gas, heat and water, are provided at the state-prescribed price.

(iii)

Engineering, project construction and supervisory services were provided for construction projects. The state-guidance price or prevailing market price (including the tender price where by way of tender) is adopted for pricing purposes.

(iv)	The pricing policy for purchases of key and auxiliary materials (including bauxite, limestone, carbon, cement and coal) is the same as that set out in (i) above.

(v)

Social services and logistics services provided by Chinalco Group cover public security, fire services, education and training, school and hospital services, cultural and physical education, newspaper and magazines, broadcasting and printing as well as property management, environmental and hygiene, greenery, nurseries and kindergartens, sanatoriums, canteens and offices, public transport and retirement management and other services. Provisions of these services are covered by the Comprehensive Social and Logistics Services Agreement. The pricing policy is the same as that set out in (i) above.

(vi)

Pursuant to the Land Use Rights Lease Agreements entered into between the Group and Chinalco Group, operating leases for industrial or commercial land are charged at the market rent rate. The Group also entered into a building rental agreement with Chinalco Group and paid rent based on the market rate for its lease of buildings owned by Chinalco.

(vii)	The pricing policy for product processing services is the same as that set out in (i) above.

(viii)

Chinalco Finance Company Limited (“Chinalco Finance”)* (中鋁財務有限責任公司), a wholly-owned subsidiary of Chinalco and a non-bank financial institution established in the PRC, provides deposit services, credit services and miscellaneous financial services to the Group. The terms for the provision of financial services to the Group are no less favourable than those of the same type of financial services provided by Chinalco Finance to Chinalco and other members of its group or those of the same type of financial services that may be provided to the Group by other financial institutions.

(ix)	These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Listing Rules.

(x)

In December 2006, Ningxia Energy, a subsidiary of the Company, entered into a financial guarantee contract with China Construction Bank providing a financial guarantee to Tian Jing Shen Zhou Wind Power Co., Ltd, a joint venture of the Company, for its 14-year bank loan amounting to RMB35 million. As at December 31, 2018, the outstanding amount of the guarantee was RMB12 million.

(xi)	As disclosed in note 20, the Group has entered into several sales and leaseback contracts with CFL.

(xii)

As disclosed in note 38 (n) and 38 (o), the Group acquired 57.69% and 19.96% equity interest in Chibi Great Wall Carbon from China Great Wall Aluminum and Henan Great Wall Zhongxin Industrial Co., Ltd. (“Henan Great Wall Zhongxin”) (河南長城眾鑫實業股份有限公司) respectively; and acquired 51% equity interest in East Light Logistics from Northeast Light Alloy Co., Ltd. (“Northeast Light Alloy”) (東北輕合金有限公司); which constituted related party transactions.

(xiii)

As disclosed in note 38(l) and 38 (m), the Group acquired Shandong Aluminum Plant (山東鋁廠碳素廠) and Pingguo Aluminum Plant (平果鋁業碳素廠)  from Pingguo Aluminum and Shandong Aluminum, which also constituted related party transactions.

*      The English name represent the best effort made by management of the Group in translating the Chinese name of the company as it does not have any official English name.

(b)      Balances with related parties

Other than those disclosed elsewhere in the consolidated financial statements, the outstanding balances with related entities at the year end are as follows:

	December 31, 2017	December 31, 2018
Cash and cash equivalents deposited with
A subsidiary of Chinalco (Note)	7,679,806	9,101,541

Trade and notes receivables
Chinalco and its subsidiaries	1,483,984	1,278,715
Associates of Chinalco	2,000	18,655
Joint ventures	591,488	819,878
Associates	96,574	6,615
	2,174,046	2,123,863

Provision for impairment of receivables	(78,388)	(77,657)

	2,095,658	2,046,206

Note: On August 26, 2011, the Company entered into an agreement with Chinalco Finance, pursuant to which, Chinalco Finance agreed to provide deposit services, credit services and other financial services to the Group. On August 24, 2012, April 28, 2015 and October 26, 2017, the Company renewed the financial service agreement with Chinalco Finance with a validation term of three years ending on October 26, 2020.

	December 31,	December 31,
	2017	2018
Other current assets
Chinalco and its subsidiaries	623,254	830,615
Joint ventures	1,737,644	1,424,678
Associates	1,132,138	29,701
	3,493,036	2,284,994
Provision for impairment of other current assets	(48,166)	(40,830)

	3,444,870	2,244,164

Other non-current assets
A joint venture	97,103	—
Associates	111,845	111,845

	208,948	111,845

Borrowings and finance lease payables
Subsidiaries of Chinalco	3,329,807	4,373,033
A joint venture	190,000	—

	3,519,807	4,373,033
Trade and notes payables
Chinalco and its subsidiaries	332,701	404,278
Joint ventures	413,533	631,570
Associates	7,222	13,033
Associates of Chinalco	—	4,012

	753,456	1,052,893

	December 31,	December 31,
	2017	2018
Other payables and accrued liabilities
Chinalco and its subsidiaries	2,652,249	1,887,010
Associates of Chinalco	5,030	17,128
Associates	218,560	148,978
Joint ventures	101,828	8,860

	2,977,667	2,061,976

	December 31,	December 31,
	2017	2018
Contract Liabilities
Chinalco and its subsidiaries	—	22,307
Associates of Chinalco	—	20
Associates	—	12,451
Joint ventures	—	94,367

	—	129,145

As at December 31, 2018, included in long-term loans and borrowings and short-term loans and borrowings were from other state-owned enterprises amounting to RMB42,553 million (December 31, 2017: RMB33,575 million) and RMB41,189 million (December 31, 2017: RMB42,648 million).

The terms of all balances with the exception of the entrusted loans were unsecured and were in accordance with terms as set out in the respective agreements or as mutually agreed between the parties concerned.

(c)      Compensation of key management personnel

	2016	2017	2018
Fees	762	768	756
Basic salaries, housing fund, other allowances and benefits in kind	2,542	3,830	3,953
Pension costs	277	415	482

	3,581	5,013	5,191

Details of directors’ remuneration are included in note 30 to the financial statements.

(d)      Commitments with related parties

As at December 31, 2018 and 2017, except for the other capital commitments disclosed in note 42(c) to these financial statements, the Group had no significant commitments with related parties.